Equity (Details) - Schedule of movements in common shares - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Movements in Common Shares [Abstract]
Balance at beginning	34,154,062	34,154,062
Balance at beginning (in Dollars)	$ 341,541	$ 341,541
Shares issued
Shares issued (in Dollars)
Balance at ending	37,576,449	34,154,062
Balance at ending (in Dollars)	$ 375,766	$ 341,541
Shares issued to the public	3,000,895
Shares issued to the public (in Dollars)	$ 30,010
Share warrants exercised	421,492
Share warrants exercised	4,215